DISPOSALS - Green Energy Gains (Details) - USD ($)			1 Months Ended	3 Months Ended
	Mar. 31, 2026	Mar. 20, 2026	Apr. 30, 2026	Mar. 31, 2026
DISPOSALS
Holdback recorded as non-cash investing item				$ 68,283
Loss on disposal of businesses				(2,908,964)
Green Energy Gains | Disposed by sale
DISPOSALS
Total consideration		$ 100,000
Cash consideration	$ 31,717	50,000	$ 18,283
Consideration placed into holdback		50,000
Holdback releasable upon delivery		30,000
Holdback releasable after 90 days		20,000
Full consideration at closing		100,000
Holdback recorded as non-cash investing item		68,283
Goodwill	$ 259,347	259,000		259,347
Loss on disposal of businesses				$ 243,963
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]				Other income (expense), net
Net identifiable assets disposed		$ 84,000
Transitional assistance period		60 days
Non-competed covenant period		3 years